Hedging Instruments	9 Months Ended
Sep. 30, 2025
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Hedging Instruments
16.
HEDGING INSTRUMENTS

The Group is exposed to foreign currency fluctuations, primarily related to changes in USD/EUR exchange rates, related to its operations.

In 2023, the Group entered into forward foreign currency contracts to purchase €470.0 million at an average euro to USD exchange rate of 1.09. The forward foreign currency contracts matured at various dates in 2024 and were designated as cash flow hedges for the majority of the Group’s highly probable forecasted expenditures denominated in euros for direct costs of cruise, land and onboard and vessel operating expenses in 2024.

In 2024, the Group entered into forward foreign currency contracts to purchase €970.0 million at an average euro to USD exchange rate of 1.10. The forward foreign currency contracts mature at various dates in 2025 and 2026, and were designated as cash flow hedges for the majority of the Group’s highly probable forecasted expenditures denominated in euros for direct costs of cruise, land and onboard and vessel operating expenses in 2025 and 2026.

An economic relationship exists between the hedged items and the hedging instruments as the terms of the forward foreign currency contracts match the terms of the highly probable forecast transactions.

As of September 30, 2025 and December 31, 2024, the Group held the following forward foreign currency contracts:

	Maturity
	Less than 12 months	Greater than 12 months	Total
(in EUR and thousands)
Forward foreign currency contracts
As of September 30, 2025
Notional amount	€492,750	€107,650	€600,400
Weighted-average forward price (EUR/USD)	1.10	1.11	1.10
As of December 31, 2024
Notional amount	€470,000	$500,000	€970,000
Weighted-average forward price (EUR/USD)	1.10	1.10	1.10

The impact of the hedging instruments on the interim condensed consolidated statements of financial position as of September 30, 2025 and December 31, 2024 was as follows:

	Notional amount	Carrying amount	Financial statement line item	Changes in fair value (gain/(loss)) used for calculating hedge ineffectiveness
(in USD and thousands except notional amount in EUR and thousands)
Forward foreign currency contracts
As of September 30, 2025	€600,400	$42,022	Prepaid expenses and other current assets	$107,739
		$9,163	Other non-current assets
As of December 31, 2024	€970,000	$24,802	Accrued expenses and other current liabilities	$(53,886)
		$14,995	Other non-current liabilities

For the three and nine months ended September 30, 2025 and 2024, the effect of the cash flow hedges in the interim condensed consolidated statements of operations and the interim condensed consolidated statements of other comprehensive income (loss) was as follows:

	Amount of total hedging gain/(loss) recognized in the interim condensed consolidated statement of other comprehensive income (loss)	Amount of gain/(loss) reclassified from the interim condensed consolidated statement of other comprehensive income (loss) to the interim condensed consolidated statement of operations	Interim condensed consolidated statement of operations line item
(in USD and thousands)
Highly probable forecasted expenditures
Three months ended September 30, 2025	$(8,252)	$11,812	$5,019 Direct costs of cruise, land and onboard $6,793 Vessel operating
Three months ended September 30, 2024	$24,279	$893	$382 Direct costs of cruise, land and onboard $511 Vessel operating
Nine months ended September 30, 2025	$107,739	$16,757	$7,378 Direct costs of cruise, land and onboard $9,379 Vessel operating
Nine months ended September 30, 2024	$2,989	$(1,380)	$(641) Direct costs of cruise, land and onboard $(739) Vessel operating

No hedge ineffectiveness was recognized in the interim condensed consolidated statements of operations for the three and nine months ended September 30, 2025 and 2024.

Set out below is a reconciliation of the cash flow hedge component of equity for the nine months ended September 30, 2025 and 2024:

	Cash flow hedge
	2025	2024
(in USD and thousands)
As of January 1	$(39,797)	$9,315
Effective portion of changes in fair value arising from:
Forward foreign currency contracts - forecasted expenditures	107,739	2,989
Amount reclassified to the interim condensed consolidated statements of operations
Maturity of effective hedges	(16,757)	1,380
As of September 30	$51,185	$13,684

The same reconciliation items presented above for components of equity apply to the components of other comprehensive income (loss) for the nine months ended September 30, 2025 and 2024.